Intangible fixed assets (Tables)	6 Months Ended
Mar. 31, 2026
Intangible fixed assets
Summary of intangible fixed assets

31 March
2026
$’000
Cost
At 1 October 2025	2,957
Additions	—
Foreign exchange on translation	168
At 31 March 2026	3,125
Amortisation
At 1 October 2025	(845)
Charge	(256)
Foreign exchange on translation	18
At 31 March 2026	(1,083)
Net Book Value
At 31 March 2026	2,042
At 30 September 2025	2,112